Stock options - Narrative (Details) - Stock options $ in Thousands	12 Months Ended
	May 31, 2019 CAD ($) Y	May 31, 2018 CAD ($)
Stock options
Maximum number of shares reserved for issuance of stock options (in percent)	10.00%
Share-based compensation expense	$ 24,078	$ 15,780
Fair value of options granted	$ 21,952	$ 28,912
Maximum
Stock options
Options exercisable term (in years) | Y	10